Partners' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		7 Months Ended	10 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jul. 20, 2015	Oct. 23, 2018	Dec. 31, 2019
Related Party Transaction
Common unitholders - units issued	35,490,000				35,490,000
Common unitholders - units outstanding	35,490,000				35,490,000
General Partner unitholders - units issued	35,526				35,526
General Partner unitholders - units outstanding	35,526				35,526
Series A Preferred
Related Party Transaction
Units issued	3,000,000				3,000,000
Units outstanding	3,000,000				3,000,000
Issuance of preferred units in public offering			3,000,000
Preferred stock liquidation preference			$ 25
Proceeds from issuance of preferred units, net of offering costs			$ 72,300
Offering costs			300
Underwriting discounts and commissions			$ 2,400
Fixed payment rate per annum	9.00%
Series B Preferred
Related Party Transaction
Units issued	2,200,000				2,200,000
Units outstanding	2,200,000				2,200,000
Issuance of preferred units in public offering				2,200,000
Preferred stock liquidation preference				$ 25
Proceeds from issuance of preferred units, net of offering costs				$ 53,000
Underwriting discounts and commissions				$ 2,000
After subordination period
Related Party Transaction
Distribution payment terms	First, 100% to the holders of common units and to the General Partner in accordance with their relative percentage interests, until the distributed amount in respect of each common unit equals the minimum quarterly distribution; and second, 100% to the holders of common units and to the General Partner in accordance with their relative percentage interests, until each unit has received an aggregate distribution of a specified dollar amount.
Any time on or after August 12, 2020 | Series A Preferred
Related Party Transaction
Redemption price per share	$ 25
From and including November 22, 2023 | Series B Preferred
Related Party Transaction
Preferred stock dividend payment rate description	3-month LIBOR plus a spread of 5.593%
Floating rate per annum	5.593%
Any time on or after November 22, 2023 | Series B Preferred
Related Party Transaction
Redemption price per share	$ 25
Distribution from and including original issue date to, but excluding, November 22, 2023 | Series B Preferred
Related Party Transaction
Fixed payment rate per annum	8.75%
Distribution 1 - FY 2019
Related Party Transaction
Distribution Made To Limited Partner And General Partner Announcement Date	Jan. 25, 2019
Distributions paid, Per unit	$ 0.0625
Distributions per unit declared - distribution date	Feb. 14, 2019
Distributions per unit declared - record date	Feb. 07, 2019
Distribution from November 12, 2019 to February 11, 2020 | Series A Preferred
Related Party Transaction
Distribution Made To Limited Partner And General Partner Announcement Date	Jan. 20, 2020
Distributions paid, Per unit	$ 0.5625
Distributions per unit declared - distribution date	Feb. 12, 2020
Distributions per unit declared - record date	Feb. 05, 2020
Distribution from February 12, 2020 to May 11, 2020 | Series A Preferred
Related Party Transaction
Distribution Made To Limited Partner And General Partner Announcement Date	Apr. 21, 2020
Distributions paid, Per unit	$ 0.5625
Distributions per unit declared - distribution date	May 12, 2020
Distributions per unit declared - record date	May 05, 2020
Distribution from November 22, 2019 to February 21, 2020 | Series B Preferred
Related Party Transaction
Distribution Made To Limited Partner And General Partner Announcement Date	Jan. 30, 2020
Distributions paid, Per unit	$ 0.546875
Distributions per unit declared - distribution date	Feb. 24, 2020
Distributions per unit declared - record date	Feb. 17, 2020
Distribution from February 22, 2020 to May 21, 2020 | Series B Preferred
Related Party Transaction
Distribution Made To Limited Partner And General Partner Announcement Date	Apr. 27, 2020
Distributions paid, Per unit	$ 0.546875
Distributions per unit declared - distribution date	May 22, 2020
Distributions per unit declared - record date	May 15, 2020
General Partner
Related Party Transaction
General Partner Distributions	$ 0	$ 4
Sponsor
Related Party Transaction
Common unitholders - units outstanding	15,595,000